Leases	12 Months Ended
Mar. 31, 2021
Leases
Leases
6.	Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

	Year ended March 31,
	2020	2021

	(in millions of RMB)
Operating lease cost	5,600	6,812
Variable lease cost	79	47
Total operating lease cost	5,679	6,859

For the years ended March 31, 2020 and 2021, cash payments for operating leases amounted to RMB3,666 million and RMB4,408 million, respectively. For the same periods, the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB6,001 million and RMB6,974 million, respectively.

As of March 31, 2020 and 2021, the Company’s operating leases had a weighted average remaining lease term of 10.8 years and 9.9 years, respectively. As of the same dates, the Company’s operating leases had a weighted average discount rate of 5.5% and 5.4%, respectively. Future lease payments under operating leases as of March 31, 2021 are as follows:

Amounts
(in millions of RMB)
For the year ending March 31,
2022	5,779
2023	5,086
2024	4,465
2025	3,822
2026	3,366
Thereafter	18,215
40,733
Less: imputed interest	(8,447)
Total operating lease liabilities (Note 19)	32,286